Share-based payments transactions - Disclosure of Reconciliation of Outstanding Share Options (Details) - Global Blue Management Incentive Plan share in Thousands		12 Months Ended
	Jun. 25, 2019 share $ / shares	Mar. 31, 2024 share $ / shares	Mar. 31, 2023 share $ / shares	Mar. 31, 2022 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average exercise price of share options outstanding, beginning balance (in USD per share) | $ / shares		$ 11.42	$ 11.42	$ 11.40
Granted during the year (in USD per share) | $ / shares		0	0	0
Replaced during the year (in USD per share) | $ / shares		10.20	0	0
Forfeited during the year (in USD per share) | $ / shares		10.90	11.50	10.98
Weighted average exercise price of share options outstanding, ending balance (in USD per share) | $ / shares		8.00	11.42	11.42
Weighted average exercise price of share options vested and exercisable (in USD per share) | $ / shares		$ 8.00	$ 11.42	$ 11.01
Number of options outstanding, beginning balance (in shares)		7,952	7,980	8,457
Granted during the year (in shares)		0	0	0
Replaced during the year (in shares)		(1,680)	0	0
Forfeited during the year (in shares)		(28)	(28)	(477)
Number of options outstanding, ending balance (in shares)		6,244	7,952	7,980
Number of options vested and exercisable (in shares)		4,657	4,072	2,925
Weighted average remaining contractual life of outstanding share options		4 years 9 months 3 days	3 years 1 month 24 days	3 years 1 month 24 days
SOP 2019
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Granted during the year (in USD per share) | $ / shares	$ 10.59
Number of options outstanding, beginning balance (in shares)		461	461
Granted during the year (in shares)	500
Number of options outstanding, ending balance (in shares)		38	461	461